Retained Earnings and Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Reserves and registered capital of PRC subsidiaries	$ 350,256	$ 327,697